Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Fair value of financial instruments
	December 31, 2020		December 31, 2019
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$94,881	$94,881	$77,991	$77,991
Restricted cash	$16,303	$16,303	$736	$736
Investments in available-for-sale-securities	$222	$222	$189	$189
Loan receivable from affiliate companies	$—	$—	$24,495	$24,495
Long-term receivable from affiliate company	$—	$—	$5,328	$5,328
Senior and ship mortgage notes, net	$(1,263,566)	$(1,054,616)	$(1,170,679)	$(875,228)
Long-term debt, including current portion	$(191,636)	$(193,043)	$(262,030)	$(264,498)
Loans payable to affiliate companies, including current portion	$(129,227)	$(129,227)	$(130,538)	$(130,538)
Long-term payable to affiliate companies	$—	$—	$(5,000)	$(5,000)

Fair value measurements on a recurring basis
	Fair Value Measurements as of December 31, 2020
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale-securities	$222	$222	$—	$—
Total	$222	$222	$—	$—

	Fair Value Measurements as of December 31, 2019
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale-securities	$189	$189	$—	$—
Total	$189	$189	$—	$—

Fair value measurements on a nonrecurring basis
	Fair Value Measurements as of December 31, 2020
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Vessels, port terminals and other fixed assets, net	$38,054	$6,644	$31,410	$—
Operating lease assets	$10,018	$—	$10,018	$—
Total	$48,072	$6,644	$41,428	$—
	Fair Value Measurements as of December 31, 2019
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Vessels, port terminals and other fixed assets, net	$62,397	$7,497	$54,900	$—
Operating lease assets	$89,945	$—	$89,945	$—
Total	$152,342	$7,497	$144,845	$—

Fair value measurements on a nonrecurring basis
	Fair Value Measurements at December 31, 2020
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$94,881	$94,881	$—	$—
Restricted cash	$16,303	$16,303	$—	$—
Investments in available-for-sale-securities	$222	$222	$—	$—
Loan receivable from affiliate companies(2)	$—	$—	$—	$—
Long-term receivable from affiliate company	$—	$—	$—	$—
Senior and ship mortgage notes	$(1,054,616)	$(1,045,990)	$(8,626)	$—
Long-term debt, including current portion(1)	$(193,043)	$—	$(193,043)	$—
Loans payable to affiliate companies, including current portion	$(129,227)	$—	$(129,227)	$—
Long-term payable to affiliate companies(2)	$—	$—	$—	$—

	Fair Value Measurements at December 31, 2019
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$77,991	$77,991	$—	$—
Restricted cash	$736	$736	$—	$—
Investments in available-for-sale-securities	$189	$189	$—	$—
Loan receivable from affiliate companies(2)	$24,495	$—	$24,495	$—
Long-term receivable from affiliate company	$5,328	$—	$5,328	$—
Senior and ship mortgage notes	$(875,228)	$(866,602)	$(8,626)	$—
Long-term debt, including current portion(1)	$(264,498)	$—	$(264,498)	$—
Loans payable to affiliate companies, including current portion	$(130,538)	$—	$(130,538)	$—
Long-term payable to affiliate companies(2)	$(5,000)	$—	$(5,000)	$—

(1)

The fair value of the Company’s long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company’s creditworthiness.

(2)

The fair value of the Company’s loan receivable from/payable to affiliate companies and long-term receivable from/payable to affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.